Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$83,701	$—	$—	$83,701
Total fair value of assets	$83,701	$—	$—	$83,701

Financial liabilities
Common stock warrant liability	$7,350	$—	$—	$7,350
Earnout liability	—	—	5,743	5,743
Total fair value of financial liabilities	$7,350	$—	$5,743	$13,093
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$18,778	$—	$—	$18,778
Total fair value of assets	$18,778	$—	$—	$18,778

Financial liabilities
Derivative liability	$—	$—	$8,158	$8,158
Total fair value of financial liabilities	$—	$—	$8,158	$8,158

Schedule of changes in the fair value
	Derivative tranche liability	Earnout Liability
Fair Value as of January 1, 2020	$4,053	$—
Initial fair value of derivative instrument	—	—
Change in the fair value included in other expense	10,875	—
Settlement of obligation	(6,770)	—
Fair Value as of December 31, 2020	$8,158	$—

Fair Value as of January 1, 2021	$8,158	$—
Initial fair value of earnout liability	—	15,020
Change in the fair value included in other expense (income)	3,501	(9,277)
Settlement of obligation	(11,659)	—
Fair Value as of December 31, 2021	$—	$5,743

Schedule of fair value measurements
	Fair value (in thousands)	Valuation methodology	Significant unobservalble input
Earnout liability	$5,743	Monte Carlo Simulation	Common stock price	$7.85
			Expected term (in years)	2.73
			Expected volatility	74.00%
			Risk-free interest rate	0.90%
	Fair value (in thousands)	Valuation methodology	Significant unobservalble input
Derivative tranche liability	$8,158	Black-Scholes	Expected term (in years)	0.16
			Expected volatility	47.02%
			Risk-free interest rate	0.08%
			Expected dividend yield	0.00%